Cover	Jan. 17, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 17, 2024
Entity File Number	000-55997
Entity Registrant Name	SHARING SERVICES GLOBAL CORPORATION
Entity Central Index Key	0001644488
Entity Tax Identification Number	30-0869786
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	5200 Tennyson Parkway
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Plano
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75024
City Area Code	(469)
Local Phone Number	304-9400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false